INTANGIBLE ASSETS (Summary of Estimated Amortization Expense of Intangible Assets) (Details) $ in Millions	Dec. 31, 2018 CAD ($)
PROVISIONS ON ASSETS, INTANGIBLE ASSETS AND GOODWILL [Abstract]
2019	$ 84.2
2020	82.5
2021	57.6
2022	132.3
2023	38.3
Thereafter	$ 120.6